Summary of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 171,522	$ 179,104
Commercial	24,388	26,203
Consumer	1,313	1,392
Total loans	197,223	206,699
Deferred loan costs, net	200	265
Allowance for loan losses	(3,032)	(8,854)	(7,679)
Loans, net	194,391	198,110
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	96,588	94,513
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	3,615	4,361
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	20,875	21,054
Home equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total real estate loans	$ 50,444	$ 59,176